Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class F
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Floating Rate High Income Fund
Class Name	Class F
Trading Symbol	SFHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Shenkman Floating Rate High Income Fund (the “Fund”) modestly underperformed the Morningstar LSTA US B- Ratings and Above Loan Index (the “Index”) for the twelve months ended September 30, 2024 (the “Period”). The Index returned 9.69% in the Period, buoyed by high coupons and robust CLO formations. The Telecommunication Services sector outperformed during the Period including several distressed issuers that rebounded sharply later in the Period. The Fund maintained an underweight in the sector which negatively impacted relative performance. Loans rated B-, which represent approximately 25% of the Index, outperformed for the Period.
Over the Last-Twelve-Months period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 11.57% for the period.

Top Contributors
↑	The top contributors for the period included the Fund’s out-of-Index allocation to high yield bonds, which outperformed leveraged loans for the period.

Top Detractors
↓	Conversely, our underweight in the B- rated loans and being underweight in the Telecommunication Services sector both detracted from the Fund’s performance.
POSITIONING
We believe the Fund is well-positioned, maintaining a bias toward higher quality loans with appropriate industry diversification and a conservative credit profile. The top sector weightings remained unchanged with Software & Services, Consumer Services, and Capital Goods remaining the three largest exposures. We increased exposures across several sectors, with Software & Services, Financial Services, and Telecommunication Services seeing the largest increases while Pharmaceuticals, Biotechnology & Life Sciences and Commercial & Professional Services seeing the largest exposure decreases. The Fund’s rating profile remained largely unchanged, with a modest increase in single B rated loans while reducing exposures in BBB & Above rated loans.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/01/2017)
Class F	8.77	4.81	4.39
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.73
Morningstar LSTA US Leveraged Loan TR USD	9.59	5.74	5.12
Morningstar LSTA US B- Ratings and Above Loan TR USD	9.69	5.71	5.13

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.

Net Assets	$ 274,354,993
Holdings Count | $ / shares	492
Advisory Fees Paid, Amount	$ 866,106
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$274,354,993
Number of Holdings	492
Net Advisory Fee	$866,106
Portfolio Turnover	70%
Average Credit Quality	B+ / B1*
Weighted Average Maturity	4.53 years
30-Day SEC Yield	8.22%
30-Day SEC Yield Unsubsidized	8.04%
[1]
Holdings [Text Block]

Top 10 Securities	(% of net assets)
First American Government Obligations Fund	5.0%
Gen Digital, Inc.	0.8%
Cloud Software Group, Inc.	0.7%
AssuredPartners, Inc.	0.7%
Acrisure LLC	0.7%
Flutter Financing BV	0.7%
Delivery Hero Finco LLC	0.7%
Alterra Mountain Co.	0.7%
UKG, Inc.	0.6%
Asurion LLC	0.6%

Security Type	(% of net assets)
Bank Loans	84.8%
Corporate Bonds	12.7%
Money Market Funds	5.0%
Cash & Other	-2.5%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Floating Rate High Income Fund
Class Name	Institutional Class
Trading Symbol	SFHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Shenkman Floating Rate High Income Fund (the “Fund”) modestly underperformed the Morningstar LSTA US B- Ratings and Above Loan Index (the “Index”) for the twelve months ended September 30, 2024 (the “Period”). The Index returned 9.69% in the Period, buoyed by high coupons and robust CLO formations. The Telecommunication Services sector outperformed during the Period including several distressed issuers that rebounded sharply later in the Period. The Fund maintained an underweight in the sector which negatively impacted relative performance. Loans rated B-, which represent approximately 25% of the Index, outperformed for the Period.
Over the Last-Twelve-Months period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 11.57% for the period.

Top Contributors
↑	The top contributors for the period included the Fund’s out-of-Index allocation to high yield bonds, which outperformed leveraged loans for the period.

Top Detractors
↓	Conversely, our underweight in the B- rated loans and being underweight in the Telecommunication Services sector both detracted from the Fund’s performance.
POSITIONING
We believe the Fund is well-positioned, maintaining a bias toward higher quality loans with appropriate industry diversification and a conservative credit profile. The top sector weightings remained unchanged with Software & Services, Consumer Services, and Capital Goods remaining the three largest exposures. We increased exposures across several sectors, with Software & Services, Financial Services, and Telecommunication Services seeing the largest increases while Pharmaceuticals, Biotechnology & Life Sciences and Commercial & Professional Services seeing the largest exposure decreases. The Fund’s rating profile remained largely unchanged, with a modest increase in single B rated loans while reducing exposures in BBB & Above rated loans.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/15/2014)
Institutional Class	8.79	4.80	4.20
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.66
Morningstar LSTA US Leveraged Loan TR USD	9.59	5.74	4.93
Morningstar LSTA US B- Ratings and Above Loan TR USD	9.69	5.71	4.95

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.

Net Assets	$ 274,354,993
Holdings Count | $ / shares	492
Advisory Fees Paid, Amount	$ 866,106
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$274,354,993
Number of Holdings	492
Net Advisory Fee	$866,106
Portfolio Turnover	70%
Average Credit Quality	B+ / B1*
Weighted Average Maturity	4.53 years
30-Day SEC Yield	8.26%
30-Day SEC Yield Unsubsidized	8.08%
[2]
Holdings [Text Block]

Top 10 Securities	(% of net assets)
First American Government Obligations Fund	5.0%
Gen Digital, Inc.	0.8%
Cloud Software Group, Inc.	0.7%
AssuredPartners, Inc.	0.7%
Acrisure LLC	0.7%
Flutter Financing BV	0.7%
Delivery Hero Finco LLC	0.7%
Alterra Mountain Co.	0.7%
UKG, Inc.	0.6%
Asurion LLC	0.6%

Security Type	(% of net assets)
Bank Loans	84.8%
Corporate Bonds	12.7%
Money Market Funds	5.0%
Cash & Other	-2.5%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds.
Class A
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Class A
Trading Symbol	SCFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Shenkman Short Duration High Income Fund (the “Fund”) performed in-line with its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted strong above-coupon returns for the period despite the meaningful rate volatility throughout the period as shorter-term Treasury rates ultimately declined by period end given the Fed’s pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 11.57% for the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years as those bonds saw greater benefits from the decline in rates. Additional contributors were our selection in the BB rate credits, allocation to CCC & Below rated credits, selection in Utilities, and zero weighting in Oil & Gas.

Top Detractors
↓	Some of the detractors over the period included our negative selection and underweight in the B rated credits, underweight in Consumer Staples Discretionary, and negative selection in Healthcare.
POSITIONING
We believe the Fund has maintained strategic positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The top 5 sector weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Automotives and Healthcare rounding out the remaining top 5 in size order. We increased exposures across many sectors, with Financials and Automotives seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered. We have intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile improved to Ba3/BB- given an increase in BB rated bonds while CCC exposure decreased as several lower rated CCC bonds were upgraded or favorably redeemed. The Fund’s average final maturity profile remained largely unchanged as bond seasoning and corporate actions were largely offset by purchases of longer tenured short duration bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.93	3.48	3.28
Class A (with sales charge)**	5.63	2.86	2.97
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	6.39	1.78	1.52
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	9.26	3.87	4.01
[3]
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.

Net Assets	$ 1,866,939,775
Holdings Count | $ / shares	375
Advisory Fees Paid, Amount	$ 9,755,069
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,866,939,775
Number of Holdings	375
Net Advisory Fee	$9,755,069
Portfolio Turnover	59%
Average Credit Quality	BB- / Ba3*
Weighted Average Maturity	2.49 years
Effective Duration	1.13 years
30-Day SEC Yield	4.96%
30-Day SEC Yield Unsubsidized	4.94%
[4]
Holdings [Text Block]

Top 10 Securities	(% of net assets)
Tenet Healthcare Corp.	1.3%
Caesars Entertainment, Inc.	1.2%
Uber Technologies, Inc.	1.2%
IQVIA, Inc.	1.2%
Clarios Global LP / Clarios US Finance Co.	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.0%
International Game Technology PLC	1.0%
Carnival Holdings Bermuda Ltd.	0.9%
First American Government Obligations Fund	0.9%
Teva Pharmaceutical Finance Netherlands III BV	0.8%

Security Type	(% of net assets)
Corporate Bonds	86.3%
Bank Loans	9.0%
Convertible Bonds	1.2%
Money Market Funds	0.9%
Cash & Other	2.6%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds.
Class C
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Class C
Trading Symbol	SCFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.70%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Shenkman Short Duration High Income Fund (the “Fund”) performed in-line with its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted strong above-coupon returns for the period despite the meaningful rate volatility throughout the period as shorter-term Treasury rates ultimately declined by period end given the Fed’s pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 11.57% for the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years as those bonds saw greater benefits from the decline in rates. Additional contributors were our selection in the BB rate credits, allocation to CCC & Below rated credits, selection in Utilities, and zero weighting in Oil & Gas.

Top Detractors
↓	Some of the detractors over the period included our negative selection and underweight in the B rated credits, underweight in Consumer Staples Discretionary, and negative selection in Healthcare.
POSITIONING
We believe the Fund has maintained strategic positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The top 5 sector weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Automotives and Healthcare rounding out the remaining top 5 in size order. We increased exposures across many sectors, with Financials and Automotives seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered. We have intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile improved to Ba3/BB- given an increase in BB rated bonds while CCC exposure decreased as several lower rated CCC bonds were upgraded or favorably redeemed. The Fund’s average final maturity profile remained largely unchanged as bond seasoning and corporate actions were largely offset by purchases of longer tenured short duration bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	8.16	2.73	2.52
Class C (with sales charge)**	7.16	2.73	2.52
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	6.39	1.78	1.52
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	9.26	3.87	4.01
[5]
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.

Net Assets	$ 1,866,939,775
Holdings Count | $ / shares	375
Advisory Fees Paid, Amount	$ 9,755,069
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,866,939,775
Number of Holdings	375
Net Advisory Fee	$9,755,069
Portfolio Turnover	59%
Average Credit Quality	BB- / Ba3*
Weighted Average Maturity	2.49 years
Effective Duration	1.13 years
30-Day SEC Yield	4.32%
30-Day SEC Yield Unsubsidized	4.31%
[6]
Holdings [Text Block]

Top 10 Securities	(% of net assets)
Tenet Healthcare Corp.	1.3%
Caesars Entertainment, Inc.	1.2%
Uber Technologies, Inc.	1.2%
IQVIA, Inc.	1.2%
Clarios Global LP / Clarios US Finance Co.	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.0%
International Game Technology PLC	1.0%
Carnival Holdings Bermuda Ltd.	0.9%
First American Government Obligations Fund	0.9%
Teva Pharmaceutical Finance Netherlands III BV	0.8%

Security Type	(% of net assets)
Corporate Bonds	86.3%
Bank Loans	9.0%
Convertible Bonds	1.2%
Money Market Funds	0.9%
Cash & Other	2.6%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds.
Class F
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Class F
Trading Symbol	SCFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Shenkman Short Duration High Income Fund (the “Fund”) performed in-line with its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted strong above-coupon returns for the period despite the meaningful rate volatility throughout the period as shorter-term Treasury rates ultimately declined by period end given the Fed’s pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 11.57% for the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years as those bonds saw greater benefits from the decline in rates. Additional contributors were our selection in the BB rate credits, allocation to CCC & Below rated credits, selection in Utilities, and zero weighting in Oil & Gas.

Top Detractors
↓	Some of the detractors over the period included our negative selection and underweight in the B rated credits, underweight in Consumer Staples Discretionary, and negative selection in Healthcare.
POSITIONING
We believe the Fund has maintained strategic positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The top 5 sector weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Automotives and Healthcare rounding out the remaining top 5 in size order. We increased exposures across many sectors, with Financials and Automotives seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered. We have intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile improved to Ba3/BB- given an increase in BB rated bonds while CCC exposure decreased as several lower rated CCC bonds were upgraded or favorably redeemed. The Fund’s average final maturity profile remained largely unchanged as bond seasoning and corporate actions were largely offset by purchases of longer tenured short duration bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class F	9.21	3.73	3.54
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	6.39	1.78	1.52
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	9.26	3.87	4.01

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.

Net Assets	$ 1,866,939,775
Holdings Count | $ / shares	375
Advisory Fees Paid, Amount	$ 9,755,069
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,866,939,775
Number of Holdings	375
Net Advisory Fee	$9,755,069
Portfolio Turnover	59%
Average Credit Quality	BB- / Ba3*
Weighted Average Maturity	2.49 years
Effective Duration	1.13 years
30-Day SEC Yield	5.36%
30-Day SEC Yield Unsubsidized	5.34%
[7]
Holdings [Text Block]

Top 10 Securities	(% of net assets)
Tenet Healthcare Corp.	1.3%
Caesars Entertainment, Inc.	1.2%
Uber Technologies, Inc.	1.2%
IQVIA, Inc.	1.2%
Clarios Global LP / Clarios US Finance Co.	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.0%
International Game Technology PLC	1.0%
Carnival Holdings Bermuda Ltd.	0.9%
First American Government Obligations Fund	0.9%
Teva Pharmaceutical Finance Netherlands III BV	0.8%

Security Type	(% of net assets)
Corporate Bonds	86.3%
Bank Loans	9.0%
Convertible Bonds	1.2%
Money Market Funds	0.9%
Cash & Other	2.6%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	SCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Shenkman Short Duration High Income Fund (the “Fund”) performed in-line with its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted strong above-coupon returns for the period despite the meaningful rate volatility throughout the period as shorter-term Treasury rates ultimately declined by period end given the Fed’s pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 11.57% for the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years as those bonds saw greater benefits from the decline in rates. Additional contributors were our selection in the BB rate credits, allocation to CCC & Below rated credits, selection in Utilities, and zero weighting in Oil & Gas.

Top Detractors
↓	Some of the detractors over the period included our negative selection and underweight in the B rated credits, underweight in Consumer Staples Discretionary, and negative selection in Healthcare.
POSITIONING
We believe the Fund has maintained strategic positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The top 5 sector weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Automotives and Healthcare rounding out the remaining top 5 in size order. We increased exposures across many sectors, with Financials and Automotives seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered. We have intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile improved to Ba3/BB- given an increase in BB rated bonds while CCC exposure decreased as several lower rated CCC bonds were upgraded or favorably redeemed. The Fund’s average final maturity profile remained largely unchanged as bond seasoning and corporate actions were largely offset by purchases of longer tenured short duration bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	9.28	3.80	3.62
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	6.39	1.78	1.52
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	9.26	3.87	4.01

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.
Visit https://www.shenkmancapital.com/strategies#mutual_funds for more recent performance information.

Net Assets	$ 1,866,939,775
Holdings Count | $ / shares	375
Advisory Fees Paid, Amount	$ 9,755,069
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,866,939,775
Number of Holdings	375
Net Advisory Fee	$9,755,069
Portfolio Turnover	59%
Average Credit Quality	BB- / Ba3*
Weighted Average Maturity	2.49 years
Effective Duration	1.13 years
30-Day SEC Yield	5.45%
30-Day SEC Yield Unsubsidized	5.43%
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Holdings [Text Block]

Top 10 Securities	(% of net assets)
Tenet Healthcare Corp.	1.3%
Caesars Entertainment, Inc.	1.2%
Uber Technologies, Inc.	1.2%
IQVIA, Inc.	1.2%
Clarios Global LP / Clarios US Finance Co.	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.0%
International Game Technology PLC	1.0%
Carnival Holdings Bermuda Ltd.	0.9%
First American Government Obligations Fund	0.9%
Teva Pharmaceutical Finance Netherlands III BV	0.8%

Security Type	(% of net assets)
Corporate Bonds	86.3%
Bank Loans	9.0%
Convertible Bonds	1.2%
Money Market Funds	0.9%
Cash & Other	2.6%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds.

[1]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[2]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[3]
**	Class A shares may be subject to a 3.00% front-end sales charge imposed on purchases (as a precentage of offering price).

[4]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[5]
**	Class C shares may be subject to a 1.00% deferred sales charge if shares are redeemed within 18 months of purchase (as a percentage of original purchase price or redemption price, whichever is less).

[6]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[7]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[8]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.